Label	Element	Value
WisdomTree India Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree India Earnings Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation within India; (ii) listing on a major Indian stock exchange; (iii) earnings of at least $5 million during the preceding fiscal year; (iv) market capitalization of at least $200 million; (v) trading of at least 250,000 shares per month for each of the preceding six months; (vi) average daily dollar trading volume of at least $200,000 for each of the preceding six months; and (vii) price to earnings ratio of at least 2. The initial weight of a component in the Index at the annual screening date is based on reported net income in the most recent fiscal year prior to the annual Index screening date. The reported net income number is then multiplied by a second factor developed by Standard & Poor’s called the “Investability Weighting Factor” (“IWF”). The IWF is used to scale the earnings generated by each company by restrictions on shares available to be purchased. The product of the reported net income and IWF is known at the “Earnings Factor.” Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. The maximum weight of any one sector in the Index, at the time of the Index’s annual screening date, is capped at 25%; however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments but will be reset at each annual rebalance date. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds. WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, communication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2021, companies in the financials and information technology sectors comprised a significant portion of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund seeks to gain exposure to Indian equity securities, in whole or in part, through investments in a subsidiary organized in the Republic of Mauritius, the WisdomTree India Investment Portfolio, Inc. (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.” ■ Geographic Concentration in India. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund. ■ Investment Risk. As with all investments, an investment in the Fund is subject to loss. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. ■ Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future. ■ Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. ■ Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value. ■ Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ■ Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. ■ Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches. ■ Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value. ■ Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. ■ Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. ■ Geopolitical Risk. India has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. ■ Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers. ■ Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. ■ Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. ■ Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund. ■ Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion. ■ Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion. ■ Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk. ■ Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. ■ Subsidiary Investment Risk. Changes in the laws of India and/or the Republic of Mauritius could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. ■ Tax Risk. The Double Taxation Avoidance Agreement between India and Mauritius (“tax treaty”) was re-negotiated and amended by way of a protocol (“2016 Protocol”). Under the 2016 Protocol, purchases of Indian shares by Mauritius entities, made on or after April 1, 2017, will be subject to capital gains tax in India. The 2016 Protocol in its applicability to the Fund or the WisdomTree Subsidiary, or in the requirements established by Mauritius to qualify as a Mauritius resident, could result in the imposition of various taxes on the WisdomTree Subsidiary or the Fund by India, which could reduce the return to the Fund on its investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return as of June 30, 2021 was 16.75%.Best and Worst Quarter Returns (for the periods reflected in the bar chart above)ReturnQuarter/YearHighest Return24.79%4Q/2020Lowest Return(34.88)%1Q/2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	$ 1,037
2011	rr_AnnualReturn2011	(40.60%)
2012	rr_AnnualReturn2012	23.81%
2013	rr_AnnualReturn2013	(8.75%)
2014	rr_AnnualReturn2014	29.78%
2015	rr_AnnualReturn2015	(8.68%)
2016	rr_AnnualReturn2016	2.24%
2017	rr_AnnualReturn2017	39.03%
2018	rr_AnnualReturn2018	(10.44%)
2019	rr_AnnualReturn2019	1.70%
2020	rr_AnnualReturn2020	18.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.88%)
1 Year	rr_AverageAnnualReturnYear01	18.07%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.86%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.97%	[2]
WisdomTree India Earnings Fund | Return After Taxes on Distributions | WisdomTree India Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.02%
5 Years	rr_AverageAnnualReturnYear05	8.63%
10 Years	rr_AverageAnnualReturnYear10	1.78%
WisdomTree India Earnings Fund | Return After Taxes on Distributions and Sale of Fund Shares | WisdomTree India Earnings Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.02%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	1.52%
WisdomTree India Earnings Fund | WisdomTree India Earnings Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.17%
5 Years	rr_AverageAnnualReturnYear05	10.05%
10 Years	rr_AverageAnnualReturnYear10	3.16%
WisdomTree India Earnings Fund | MSCI India Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	3.38%

[1]	Primarily consists of interest expense associated with a short term loan from a U.S. bank that was incurred in connection with the execution of portfolio rebalancing trades.
[2]	Based on NAV